Borrowings	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Borrowings
15. Borrowings
The following table provides a breakdown for non-current and current borrowings:

(€ thousands)	Committed loans	Other borrowings	Total borrowings
At December 31, 2024	323,563	50,004	373,567
Repayments	(116,496)	(50,004)	(166,500)
Proceeds	89,926	50,000	139,926
Other	1,660	—	1,660
At June 30, 2025	298,653	50,000	348,653
of which:
Non-current	174,418	—	174,418
Current	124,235	50,000	174,235

The Group enters into interest rate swaps to hedge the risk of fluctuations in interest rates on its borrowings that bear floating rates of interest. The use of interest rate swaps is exclusively to hedge interest rate risks associated with monetary flows and not for speculative purposes.
The following table summarizes the Group’s financial liabilities at June 30, 2025 into relevant maturity groupings based on their contractual maturities (contractual undiscounted cash flows, including interest):

	Contractual cash flows at June 30, 2025					Carrying amount at June 30, 2025
(€ thousands)	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Beyond 3 years	Total contractual cash flows
Derivative financial instruments	4,595	537	—	—	5,132	5,132
Trade payables and customer advances	273,359	—	—	—	273,359	273,359
Borrowings	181,500	101,310	30,728	49,809	363,347	348,653
Lease liabilities	160,319	139,722	118,636	379,041	797,718	686,322
Other non-current financial liabilities	—	—	—	118,560	118,560	118,560
Total	619,773	241,569	149,364	547,410	1,558,116	1,432,026